SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details 2) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	$ 542	$ 2,705
Preferred stock	1,416	4,123
Derivative liability	1,958	6,828	$ 1,785
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes
Preferred stock
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes
Preferred stock
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	542	2,705
Preferred stock	1,416	4,123
Derivative liability	$ 1,958	$ 6,828	$ 1,785